FINANCE COSTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities	$ 416,872	$ 803,084	$ 1,155,720	$ 2,343,146
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	0	0	0	82,850
Accretion expense on Convertible Debentures issued as part of 2023 Debenture Financing	1,228,533	0	1,228,533	0
Accretion expense on Non-Convertible Debentures issued as part of 2023 Debenture Financing	1,046,545	0	1,046,545	0
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	0	0	0	(2,130,583)
Financing costs	2,599,729	0	3,362,855	0
Other	(235,136)	(21,186)	(569,701)	(49,113)
Finance costs	7,728,320	1,500,302	11,149,758	1,846,751
Borrowing costs capitalised	1,616,097	0	4,763,783
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	805,410		2,564,892
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	$ 810,687		$ 2,198,891	0
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation (as a percent)	7.24%		6.87%
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Interest on long-term debt and other debts	$ 2,671,777	$ 718,404	$ 4,925,806	$ 1,600,451